CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 35,259,645	$ 17,524,822
Other receivables	500,964	161,342
Prepaid expenses and deposits	1,366,421	569,401
Investments	158,036	0
Current assets other than assets held for sale	37,285,066	18,255,565
Assets held for sale	8,647,779	8,610,504
Total current assets	45,932,845	26,866,069
Non-current assets
Investments	660,226	1,676,745
Right-of-use asset, net	168,307	0
Intangible assets, net	16,201,739	13,424,391
Total assets	62,963,117	41,967,205
Current liabilities
Trade and other payables	7,510,771	3,700,103
Lease obligations	124,311	46,842
Warrants liability	765,403	1,447,910
Notes payable	300,549	384,647
Total current liabilities	8,701,034	5,579,502
Non-current liabilities
Lease obligations	131,045	79,120
Total liabilities	8,832,079	5,658,622
SHAREHOLDER'S EQUITY
Share capital	152,324,677	103,208,126
Warrants	5,137,417	4,968,958
Contributed surplus	22,583,649	18,792,590
Foreign exchange translation reserve	239,612	207,797
Accumulated deficit	(126,154,317)	(90,868,888)
Total equity	54,131,038	36,308,583
Equity and liabilities	62,963,117	41,967,205
Class A share capital
SHAREHOLDER'S EQUITY
Share capital	151,588	151,588
Total equity	151,588	151,588
Class B share capital
SHAREHOLDER'S EQUITY
Share capital	152,173,089	103,056,538
Total equity	$ 152,173,089	$ 103,056,538